Exhibit 99.2

September 27, 2022
CSFR Holdings II, L.P.
875 Third Avenue, 10th Floor
New York, NY 10022
RE:     FirstKey Homes 2022-SFR3 Trust (the “Issuing Entity”) HOA Discrepancy Review
Ladies and Gentlemen:
In connection with the offering (the “Offering”) of the securities of the Issuing Entity referenced above, we have conducted the HOA Discrepancy Review further described below.  The review was conducted in accordance with what we believe to be customary residential title practice and was intended to assist in resolving certain discrepancies regarding whether specified properties may be subject to an active homeowners’, condominium, or other common-interest community association (each an “HOA”) as of the date hereof.  A more detailed description of services performed and of our findings and conclusions is set forth below.  The description below is intended to satisfy the disclosure requirements of Items 4 and 5 of FORM ABS DUE DILIGENCE-15E, which form has been provided to you concurrently herewith.
I.  Manner and Scope of Review Performed (Item 4 of Form ABS Due Diligence-15E)
a. Background.
We have been informed that:
1. The securities are to be secured by, among other things, a mortgage loan (the “Mortgage Loan”) primarily secured by certain residential rental properties (the “Properties”).
2. Some of the Properties were previously designated by CSFR Holdings II, L.P. (the “Loan Sponsor”) as not being subject to an HOA (“Non-HOA Properties”).
3. Based upon a review of the Properties conducted by a third party, certain discrepancies may have been identified suggesting that certain of the Non-HOA Properties may in fact be subject to an HOA; and/or an HOA Discrepancy Review for certain properties was deemed appropriate by the Loan Sponsor.

b. Properties Subject to Review. [(1) through (3) of Item 4.]
The Loan Sponsor and/or Loan Sponsor’s agent provided us with a list of properties with respect to which we were requested to perform our HOA Discrepancy Review (each, a “Subject Property”; collectively, the “Subject Properties”).  The list of Subject Properties is attached hereto as Schedule I.  Our HOA Discrepancy Review did not include “sampling” the pool.  The Subject Properties were not chosen using randomization, probability sampling, or any other statistical methodology.  Rather, the Subject Properties were identified by you.  Accordingly, they may not be representative of the entire pool, as to which we make no representation.
c.  How the Review Was Conducted. [(4) of Item 4]
We applied what we believe to be customary residential title practice to locate evidence that a Subject Property may be subject to an active HOA.  We and/or our third-party vendor(s) employ a variety of customary searching methods, the most salient of which are described below, that are reasonably designed to reveal evidence regarding the existence of an active HOA (the “HOA Discrepancy Review”).  Every property is unique, and not every search method is employed with respect to each of the Subject Properties.  These methods are intended to allow us to reach a reasonable judgment regarding the likely existence of an active HOA.  However, for a variety of reasons, including the reasons described below under “Limitations of Searching Methods,” it is not possible to determine with absolute certainty that no active HOA exists with respect to the Subject Properties.
Customary Searching Methods.  Set forth below are certain customary inquiries which we and our third-party vendor(s) employ to locate evidence that an active HOA may exist.  As noted, not all of these methods are used for every Subject Property.
1.  Review of DCCR.  In some instances, inquiry is made regarding whether the property is subject to any Declaration of Covenants, Conditions and Restriction (“DCCR”) or similar documentation.  Where a DCCR does exist, it may be examined to ascertain whether the creation of an HOA was contemplated.
2. Review of state registrations.  A search of appropriate state records is sometimes conducted to ascertain whether an HOA has been registered as may be required by applicable law.
3. Internet searches.  Standard search engines may be used to search the internet for evidence of an active HOA.
4. Review of prior mortgages.  Certain mortgages to which the Subject Properties were previously subject may be reviewed, in order to ascertain whether a rider had been attached which would indicate that a Subject Property is part of a Planned Unit Development.  This type of rider is intended to give the lender the right to pay any dues that may be owed, and therefore is commonly used where an active HOA is present.
5. Contacting listing agents.  Inquiry is sometimes made of one or two listing agents who appear to list other properties in the same neighborhood as the Subject Property.

6.  Contacting homeowners or residents.  Inquiry is sometimes made of one or two persons owning or residing at properties in the same development as the Subject Property.

Limitations of Searching Methods.
As noted, it is not possible for any inquiry to prove with absolute certainty that no HOA exists with respect to the Subject Properties, and customary searching methods are subject to certain inherent limitations.  Those limitations include, but are not limited to, the following:
It is possible for an HOA to exist even though the DCCR reviewed does not contain an explicit reference to an HOA, or there appears to be no DCCR.  This may happen for a number of reasons.  For example, there may have been a drafting error in the DCCR, or an important amendment to the DCCR or the DCCR itself could have been misfiled or incorrectly referenced.  Old or vague descriptions can also prevent this review from being definitive.  It is also possible for a DCCR to contemplate an HOA, yet nonetheless one may not be active.
It is possible for an HOA to exist and yet not be registered with relevant state agencies.  In some instances, an HOA may not be legally required to be registered.  Furthermore, even when such a requirement applies, there may nonetheless be an HOA that is simply not in compliance with applicable registration requirements.
Many HOAs do not establish web sites or other presence on the world-wide net.  Further, internet searches are, by their nature, imprecise.  Thus, the lack of applicable search “hits” from general internet searching cannot prove that an HOA is not applicable to a Subject Property.
It is possible that a Subject Property has never been subject to a prior mortgage.  Even where a prior mortgage does exist, it is possible for the lender to have failed to include a PUD rider in the mortgage, even if the property had been subject to an HOA.
Even when listing agents are contacted, there is no way of ensuring that any particular agent is in fact especially knowledgeable regarding any Subject Property or the neighborhood where the property is located.
Although neighborhood residents or homeowners are sometimes contacted for information, locating contact information for such persons is a random selection process.  Persons contacted may not be able or willing to answer our questions, or they may even provide inaccurate information.
d. Additional Information Regarding Scope of Review. [(5) through (8) of Item 4]
We have not undertaken any data integrity or other review beyond what is described herein, nor was our review undertaken for the purpose of:

1. Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization, or
2. Making any findings with respect to:
i.      Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.     The value of the Properties or any other collateral securing the Mortgage Loan,
iii.    Whether the originators of the Mortgage Loan complied with federal, state and local laws and regulations, or
iv.     Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the certificates that are secured by the Mortgage Loan will pay interest and principal in accordance with applicable terms and conditions.
Our HOA Discrepancy Review is limited to the procedures set forth in (c) above.  Although we believe these procedures to be customary residential title practice to locate evidence that a property may be subject to an active HOA, we make no representation regarding the sufficiency of the procedures described in (c) above, either for the purpose for which this report has been requested or for any other purpose.
II.  Summary of Findings and Conclusions from Our Review (Item 5 of Form ABS Due Diligence-15E)
Based upon the HOA Diligence Review conducted in accordance with the procedures outlined in Part I above, and assuming the accuracy of the information contained in the documents described therein, we concluded, as set forth in more detail in Schedule I attached hereto and subject to the limitations set forth herein, that:
To our knowledge, after inquiry as described above, 0 of the 587 Subject Properties set forth on Schedule I are subject to an active and mandatory HOA.
Our conclusions are limited to the matters expressly stated herein, and no opinion is implied or may be inferred beyond the matters expressly stated herein.  The conclusions expressed herein are given only as of the dates when the research was conducted, and we undertake no responsibility to update or supplement this report after the dates thereof for any reason.

This report was prepared solely for the benefit of the addressee set forth above.  It should not be relied on in any manner or for any purpose by any other person or entity, including prospective investors or ratings agencies in connection with the offering referenced above (collectively, “Third Parties”), except for placement agents involved directly with the placement of this securitization transaction.  Accordingly, this report was not intended to create, and shall not be deemed to create any benefits, rights, duties, or obligations in or to, any such Third Parties.
Except as required by law, this report may not be quoted in whole or in part, including in any prospectus or offering memorandum, without our prior written consent.  In addition, this report is not assignable to any person or entity without our prior written approval.
OS National LLC

By:	/s/ Jim Duggan
Name: Jim Duggan
Title: Director of Institutional Transactions

Schedule I
Client Code	Address	HOA Status
10038304	[REDACTED]	APPARENT NON-HOA PROPERTY
10058603	[REDACTED]	APPARENT NON-HOA PROPERTY
10068803	[REDACTED]	APPARENT NON-HOA PROPERTY
10099802	[REDACTED]	APPARENT NON-HOA PROPERTY
10158602	[REDACTED]	APPARENT NON-HOA PROPERTY
10186901	[REDACTED]	APPARENT NON-HOA PROPERTY
10189001	[REDACTED]	APPARENT NON-HOA PROPERTY
10189701	[REDACTED]	APPARENT NON-HOA PROPERTY
10199704	[REDACTED]	APPARENT NON-HOA PROPERTY
10206901	[REDACTED]	APPARENT NON-HOA PROPERTY
10226901	[REDACTED]	APPARENT NON-HOA PROPERTY
10229102	[REDACTED]	APPARENT NON-HOA PROPERTY
10229103	[REDACTED]	APPARENT NON-HOA PROPERTY
10256903	[REDACTED]	APPARENT NON-HOA PROPERTY
10267001	[REDACTED]	APPARENT NON-HOA PROPERTY
10268501	[REDACTED]	APPARENT NON-HOA PROPERTY
10286901	[REDACTED]	APPARENT NON-HOA PROPERTY
10296901	[REDACTED]	APPARENT NON-HOA PROPERTY
10306901	[REDACTED]	APPARENT NON-HOA PROPERTY
10308504	[REDACTED]	APPARENT NON-HOA PROPERTY
10316901	[REDACTED]	APPARENT NON-HOA PROPERTY
10336901	[REDACTED]	APPARENT NON-HOA PROPERTY
10346901	[REDACTED]	APPARENT NON-HOA PROPERTY
10376901	[REDACTED]	APPARENT NON-HOA PROPERTY
10386901	[REDACTED]	APPARENT NON-HOA PROPERTY
10396901	[REDACTED]	APPARENT NON-HOA PROPERTY
10406901	[REDACTED]	APPARENT NON-HOA PROPERTY
10407703	[REDACTED]	APPARENT NON-HOA PROPERTY
10436902	[REDACTED]	APPARENT NON-HOA PROPERTY
10456901	[REDACTED]	APPARENT NON-HOA PROPERTY
10466901	[REDACTED]	APPARENT NON-HOA PROPERTY
10466902	[REDACTED]	APPARENT NON-HOA PROPERTY
10476901	[REDACTED]	APPARENT NON-HOA PROPERTY
10486901	[REDACTED]	APPARENT NON-HOA PROPERTY
10486902	[REDACTED]	APPARENT NON-HOA PROPERTY
10496901	[REDACTED]	APPARENT NON-HOA PROPERTY
10506901	[REDACTED]	APPARENT NON-HOA PROPERTY
10506902	[REDACTED]	APPARENT NON-HOA PROPERTY
10516901	[REDACTED]	APPARENT NON-HOA PROPERTY

10516902	[REDACTED]	APPARENT NON-HOA PROPERTY
10526901	[REDACTED]	APPARENT NON-HOA PROPERTY
10536901	[REDACTED]	APPARENT NON-HOA PROPERTY
10546901	[REDACTED]	APPARENT NON-HOA PROPERTY
10556901	[REDACTED]	APPARENT NON-HOA PROPERTY
10566901	[REDACTED]	APPARENT NON-HOA PROPERTY
10576902	[REDACTED]	APPARENT NON-HOA PROPERTY
10586901	[REDACTED]	APPARENT NON-HOA PROPERTY
10606901	[REDACTED]	APPARENT NON-HOA PROPERTY
10607701	[REDACTED]	APPARENT NON-HOA PROPERTY
10616901	[REDACTED]	APPARENT NON-HOA PROPERTY
10616902	[REDACTED]	APPARENT NON-HOA PROPERTY
10618704	[REDACTED]	APPARENT NON-HOA PROPERTY
10619001	[REDACTED]	APPARENT NON-HOA PROPERTY
10626901	[REDACTED]	APPARENT NON-HOA PROPERTY
10646901	[REDACTED]	APPARENT NON-HOA PROPERTY
10646902	[REDACTED]	APPARENT NON-HOA PROPERTY
10646903	[REDACTED]	APPARENT NON-HOA PROPERTY
10656901	[REDACTED]	APPARENT NON-HOA PROPERTY
10658402	[REDACTED]	APPARENT NON-HOA PROPERTY
10686901	[REDACTED]	APPARENT NON-HOA PROPERTY
10686902	[REDACTED]	APPARENT NON-HOA PROPERTY
10706901	[REDACTED]	APPARENT NON-HOA PROPERTY
10706902	[REDACTED]	APPARENT NON-HOA PROPERTY
10716901	[REDACTED]	APPARENT NON-HOA PROPERTY
10736901	[REDACTED]	APPARENT NON-HOA PROPERTY
10746902	[REDACTED]	APPARENT NON-HOA PROPERTY
10778101	[REDACTED]	APPARENT NON-HOA PROPERTY
10826901	[REDACTED]	APPARENT NON-HOA PROPERTY
10916901	[REDACTED]	APPARENT NON-HOA PROPERTY
10926901	[REDACTED]	APPARENT NON-HOA PROPERTY
10938703	[REDACTED]	APPARENT NON-HOA PROPERTY
11036901	[REDACTED]	APPARENT NON-HOA PROPERTY
11058804	[REDACTED]	APPARENT NON-HOA PROPERTY
11059705	[REDACTED]	APPARENT NON-HOA PROPERTY
11068102	[REDACTED]	APPARENT NON-HOA PROPERTY
11078102	[REDACTED]	APPARENT NON-HOA PROPERTY
11119701	[REDACTED]	APPARENT NON-HOA PROPERTY
11208203	[REDACTED]	APPARENT NON-HOA PROPERTY
11228203	[REDACTED]	APPARENT NON-HOA PROPERTY
11248803	[REDACTED]	APPARENT NON-HOA PROPERTY
11308402	[REDACTED]	APPARENT NON-HOA PROPERTY
11339702	[REDACTED]	APPARENT NON-HOA PROPERTY

11468801	[REDACTED]	APPARENT NON-HOA PROPERTY
11707703	[REDACTED]	APPARENT NON-HOA PROPERTY
11739101	[REDACTED]	APPARENT NON-HOA PROPERTY
11779101	[REDACTED]	APPARENT NON-HOA PROPERTY
11828102	[REDACTED]	APPARENT NON-HOA PROPERTY
11858102	[REDACTED]	APPARENT NON-HOA PROPERTY
11869601	[REDACTED]	APPARENT NON-HOA PROPERTY
12018704	[REDACTED]	APPARENT NON-HOA PROPERTY
12058806	[REDACTED]	APPARENT NON-HOA PROPERTY
12108606	[REDACTED]	APPARENT NON-HOA PROPERTY
12109102	[REDACTED]	APPARENT NON-HOA PROPERTY
12208805	[REDACTED]	APPARENT NON-HOA PROPERTY
12228802	[REDACTED]	APPARENT NON-HOA PROPERTY
12229101	[REDACTED]	APPARENT NON-HOA PROPERTY
12449601	[REDACTED]	APPARENT NON-HOA PROPERTY
12506801	[REDACTED]	APPARENT NON-HOA PROPERTY
12509102	[REDACTED]	APPARENT NON-HOA PROPERTY
12918602	[REDACTED]	APPARENT NON-HOA PROPERTY
13059704	[REDACTED]	APPARENT NON-HOA PROPERTY
13138603	[REDACTED]	APPARENT NON-HOA PROPERTY
13258801	[REDACTED]	APPARENT NON-HOA PROPERTY
13308602	[REDACTED]	APPARENT NON-HOA PROPERTY
13398802	[REDACTED]	APPARENT NON-HOA PROPERTY
13636001	[REDACTED]	APPARENT NON-HOA PROPERTY
13669601	[REDACTED]	APPARENT NON-HOA PROPERTY
13899101	[REDACTED]	APPARENT NON-HOA PROPERTY
14017703	[REDACTED]	APPARENT NON-HOA PROPERTY
14077001	[REDACTED]	APPARENT NON-HOA PROPERTY
14167701	[REDACTED]	APPARENT NON-HOA PROPERTY
14179103	[REDACTED]	APPARENT NON-HOA PROPERTY
14197702	[REDACTED]	APPARENT NON-HOA PROPERTY
14228802	[REDACTED]	APPARENT NON-HOA PROPERTY
14238604	[REDACTED]	APPARENT NON-HOA PROPERTY
14316801	[REDACTED]	APPARENT NON-HOA PROPERTY
14596001	[REDACTED]	APPARENT NON-HOA PROPERTY
14676001	[REDACTED]	APPARENT NON-HOA PROPERTY
15009101	[REDACTED]	APPARENT NON-HOA PROPERTY
15068802	[REDACTED]	APPARENT NON-HOA PROPERTY
15109601	[REDACTED]	APPARENT NON-HOA PROPERTY
15296801	[REDACTED]	APPARENT NON-HOA PROPERTY
15298801	[REDACTED]	APPARENT NON-HOA PROPERTY
15637601	[REDACTED]	APPARENT NON-HOA PROPERTY
15667601	[REDACTED]	APPARENT NON-HOA PROPERTY

15949301	[REDACTED]	APPARENT NON-HOA PROPERTY
15967601	[REDACTED]	APPARENT NON-HOA PROPERTY
16209704	[REDACTED]	APPARENT NON-HOA PROPERTY
17028501	[REDACTED]	APPARENT NON-HOA PROPERTY
17058604	[REDACTED]	APPARENT NON-HOA PROPERTY
17208801	[REDACTED]	APPARENT NON-HOA PROPERTY
17219703	[REDACTED]	APPARENT NON-HOA PROPERTY
17229704	[REDACTED]	APPARENT NON-HOA PROPERTY
17249703	[REDACTED]	APPARENT NON-HOA PROPERTY
17249704	[REDACTED]	APPARENT NON-HOA PROPERTY
17318801	[REDACTED]	APPARENT NON-HOA PROPERTY
17427702	[REDACTED]	APPARENT NON-HOA PROPERTY
17459101	[REDACTED]	APPARENT NON-HOA PROPERTY
17619103	[REDACTED]	APPARENT NON-HOA PROPERTY
18008804	[REDACTED]	APPARENT NON-HOA PROPERTY
18098802	[REDACTED]	APPARENT NON-HOA PROPERTY
18169502	[REDACTED]	APPARENT NON-HOA PROPERTY
18208802	[REDACTED]	APPARENT NON-HOA PROPERTY
19186901	[REDACTED]	APPARENT NON-HOA PROPERTY
19247901	[REDACTED]	APPARENT NON-HOA PROPERTY
19317901	[REDACTED]	APPARENT NON-HOA PROPERTY
20068602	[REDACTED]	APPARENT NON-HOA PROPERTY
20069001	[REDACTED]	APPARENT NON-HOA PROPERTY
20126801	[REDACTED]	APPARENT NON-HOA PROPERTY
20189703	[REDACTED]	APPARENT NON-HOA PROPERTY
20208801	[REDACTED]	APPARENT NON-HOA PROPERTY
20246901	[REDACTED]	APPARENT NON-HOA PROPERTY
20349701	[REDACTED]	APPARENT NON-HOA PROPERTY
20679102	[REDACTED]	APPARENT NON-HOA PROPERTY
21019101	[REDACTED]	APPARENT NON-HOA PROPERTY
21049702	[REDACTED]	APPARENT NON-HOA PROPERTY
21109705	[REDACTED]	APPARENT NON-HOA PROPERTY
21309102	[REDACTED]	APPARENT NON-HOA PROPERTY
21327701	[REDACTED]	APPARENT NON-HOA PROPERTY
21339103	[REDACTED]	APPARENT NON-HOA PROPERTY
22327001	[REDACTED]	APPARENT NON-HOA PROPERTY
22609501	[REDACTED]	APPARENT NON-HOA PROPERTY
22729701	[REDACTED]	APPARENT NON-HOA PROPERTY
22736901	[REDACTED]	APPARENT NON-HOA PROPERTY
23138802	[REDACTED]	APPARENT NON-HOA PROPERTY
23158601	[REDACTED]	APPARENT NON-HOA PROPERTY
23258601	[REDACTED]	APPARENT NON-HOA PROPERTY
23509501	[REDACTED]	APPARENT NON-HOA PROPERTY

24059104	[REDACTED]	APPARENT NON-HOA PROPERTY
24399102	[REDACTED]	APPARENT NON-HOA PROPERTY
24566901	[REDACTED]	APPARENT NON-HOA PROPERTY
24658601	[REDACTED]	APPARENT NON-HOA PROPERTY
25028802	[REDACTED]	APPARENT NON-HOA PROPERTY
25069703	[REDACTED]	APPARENT NON-HOA PROPERTY
25128805	[REDACTED]	APPARENT NON-HOA PROPERTY
25148602	[REDACTED]	APPARENT NON-HOA PROPERTY
25149702	[REDACTED]	APPARENT NON-HOA PROPERTY
25169702	[REDACTED]	APPARENT NON-HOA PROPERTY
25188801	[REDACTED]	APPARENT NON-HOA PROPERTY
25379102	[REDACTED]	APPARENT NON-HOA PROPERTY
25399103	[REDACTED]	APPARENT NON-HOA PROPERTY
25689501	[REDACTED]	APPARENT NON-HOA PROPERTY
25979101	[REDACTED]	APPARENT NON-HOA PROPERTY
26019702	[REDACTED]	APPARENT NON-HOA PROPERTY
26109703	[REDACTED]	APPARENT NON-HOA PROPERTY
26166801	[REDACTED]	APPARENT NON-HOA PROPERTY
26169703	[REDACTED]	APPARENT NON-HOA PROPERTY
26178803	[REDACTED]	APPARENT NON-HOA PROPERTY
26189701	[REDACTED]	APPARENT NON-HOA PROPERTY
26257601	[REDACTED]	APPARENT NON-HOA PROPERTY
26459602	[REDACTED]	APPARENT NON-HOA PROPERTY
26569101	[REDACTED]	APPARENT NON-HOA PROPERTY
27009704	[REDACTED]	APPARENT NON-HOA PROPERTY
27069702	[REDACTED]	APPARENT NON-HOA PROPERTY
27089702	[REDACTED]	APPARENT NON-HOA PROPERTY
27208801	[REDACTED]	APPARENT NON-HOA PROPERTY
27279703	[REDACTED]	APPARENT NON-HOA PROPERTY
27299101	[REDACTED]	APPARENT NON-HOA PROPERTY
27319702	[REDACTED]	APPARENT NON-HOA PROPERTY
27666901	[REDACTED]	APPARENT NON-HOA PROPERTY
28008802	[REDACTED]	APPARENT NON-HOA PROPERTY
28159703	[REDACTED]	APPARENT NON-HOA PROPERTY
28208601	[REDACTED]	APPARENT NON-HOA PROPERTY
28209701	[REDACTED]	APPARENT NON-HOA PROPERTY
28417001	[REDACTED]	APPARENT NON-HOA PROPERTY
28439001	[REDACTED]	APPARENT NON-HOA PROPERTY
28589001	[REDACTED]	APPARENT NON-HOA PROPERTY
28969101	[REDACTED]	APPARENT NON-HOA PROPERTY
29129702	[REDACTED]	APPARENT NON-HOA PROPERTY
29258802	[REDACTED]	APPARENT NON-HOA PROPERTY
29709102	[REDACTED]	APPARENT NON-HOA PROPERTY

29857701	[REDACTED]	APPARENT NON-HOA PROPERTY
30009702	[REDACTED]	APPARENT NON-HOA PROPERTY
30059702	[REDACTED]	APPARENT NON-HOA PROPERTY
30139701	[REDACTED]	APPARENT NON-HOA PROPERTY
30168603	[REDACTED]	APPARENT NON-HOA PROPERTY
30257901	[REDACTED]	APPARENT NON-HOA PROPERTY
30299102	[REDACTED]	APPARENT NON-HOA PROPERTY
30307601	[REDACTED]	APPARENT NON-HOA PROPERTY
30629702	[REDACTED]	APPARENT NON-HOA PROPERTY
30729001	[REDACTED]	APPARENT NON-HOA PROPERTY
31889701	[REDACTED]	APPARENT NON-HOA PROPERTY
32049703	[REDACTED]	APPARENT NON-HOA PROPERTY
33089701	[REDACTED]	APPARENT NON-HOA PROPERTY
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34317902	[REDACTED]	APPARENT NON-HOA PROPERTY
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36097901	[REDACTED]	APPARENT NON-HOA PROPERTY
36459103	[REDACTED]	APPARENT NON-HOA PROPERTY
37227001	[REDACTED]	APPARENT NON-HOA PROPERTY
37229704	[REDACTED]	APPARENT NON-HOA PROPERTY
37369704	[REDACTED]	APPARENT NON-HOA PROPERTY
37429701	[REDACTED]	APPARENT NON-HOA PROPERTY
38309103	[REDACTED]	APPARENT NON-HOA PROPERTY
38568101	[REDACTED]	APPARENT NON-HOA PROPERTY
39058803	[REDACTED]	APPARENT NON-HOA PROPERTY
39209102	[REDACTED]	APPARENT NON-HOA PROPERTY
40029702	[REDACTED]	APPARENT NON-HOA PROPERTY
40158604	[REDACTED]	APPARENT NON-HOA PROPERTY
40959102	[REDACTED]	APPARENT NON-HOA PROPERTY
41008602	[REDACTED]	APPARENT NON-HOA PROPERTY
41348101	[REDACTED]	APPARENT NON-HOA PROPERTY
42179102	[REDACTED]	APPARENT NON-HOA PROPERTY
42218801	[REDACTED]	APPARENT NON-HOA PROPERTY

42959103	[REDACTED]	APPARENT NON-HOA PROPERTY
42989101	[REDACTED]	APPARENT NON-HOA PROPERTY
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46067701	[REDACTED]	APPARENT NON-HOA PROPERTY
46098603	[REDACTED]	APPARENT NON-HOA PROPERTY
46108702	[REDACTED]	APPARENT NON-HOA PROPERTY
46138803	[REDACTED]	APPARENT NON-HOA PROPERTY
46258603	[REDACTED]	APPARENT NON-HOA PROPERTY
46258801	[REDACTED]	APPARENT NON-HOA PROPERTY
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46328602	[REDACTED]	APPARENT NON-HOA PROPERTY
46339701	[REDACTED]	APPARENT NON-HOA PROPERTY
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91017404	[REDACTED]	APPARENT NON-HOA PROPERTY
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91299704	[REDACTED]	APPARENT NON-HOA PROPERTY
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92038201	[REDACTED]	APPARENT NON-HOA PROPERTY
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92149702	[REDACTED]	APPARENT NON-HOA PROPERTY
92158804	[REDACTED]	APPARENT NON-HOA PROPERTY
92209108	[REDACTED]	APPARENT NON-HOA PROPERTY
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93128602	[REDACTED]	APPARENT NON-HOA PROPERTY
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93638602	[REDACTED]	APPARENT NON-HOA PROPERTY
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93807001	[REDACTED]	APPARENT NON-HOA PROPERTY
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94189704	[REDACTED]	APPARENT NON-HOA PROPERTY
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97018804	[REDACTED]	APPARENT NON-HOA PROPERTY
97038801	[REDACTED]	APPARENT NON-HOA PROPERTY
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97058804	[REDACTED]	APPARENT NON-HOA PROPERTY
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97128803	[REDACTED]	APPARENT NON-HOA PROPERTY
97139703	[REDACTED]	APPARENT NON-HOA PROPERTY
97196901	[REDACTED]	APPARENT NON-HOA PROPERTY
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97319103	[REDACTED]	APPARENT NON-HOA PROPERTY
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98067601	[REDACTED]	APPARENT NON-HOA PROPERTY
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98378001	[REDACTED]	APPARENT NON-HOA PROPERTY
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98719102	[REDACTED]	APPARENT NON-HOA PROPERTY
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98788801	[REDACTED]	APPARENT NON-HOA PROPERTY
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99109703	[REDACTED]	APPARENT NON-HOA PROPERTY
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99869501	[REDACTED]	APPARENT NON-HOA PROPERTY